Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments

Investments as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017
	(euros in thousands)
Commercial paper	22,208	15,527
U.S. Treasury securities	6,733	9,177
Corporate fixed income bonds	14,185	7,886
Agency bonds	1,729	1,453

Current investments	44,855	34,043
Corporate fixed income bonds	16,945	7,060

Non-current investments	16,945	7,060

Total investments	61,800	41,103